Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Income Tax
Schedule of Deferred Income Tax Assets from Tax Loss Carryforwards

The following table shows changes in the Group’s existing deferred tax assets deriving, as a matter of principle, from tax loss carryforwards:

	31.12.2018		31.12.2017
in EUR thousands	Loss carried forward	Deferred tax assets	Loss carried forward	Deferred tax assets
Corporation tax including Solidarity Surcharge	131,928	20,884	119,725	18,947
Business tax	118,548	19,703	107,962	17,949
U.S. corporation tax	14,452	3,613	8,026	2,007
Total		44,200		38,903

Schedule of Deferred Tax Assets and Liabilities

	31.12.2018		31.12.2017
in EUR thousands	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Loss carryforwards	10,674	-	-	-
Non-current assets	-	(87)	-	-
- Intangible assets	-	-	-	-
- Tangible assets	-	-	-	-
- Financial assets
Current assets
-Receivables and other assets	59	-	-	-
Non-current liabilities
- Provisions	-	(82)	-	-
Current liabilities
-Provisions	-	(152)	-	-
-Liabilities and other	-	(12)	-	-
Total	10,733	(333)	-	-
Netting of deferred tax assets and liabilities	(333)	333	-	-
As recognized on balance sheet	10,400	-	-	-

Schedule of Income Tax Reconciliation

The following provides a reconciliation between expected and actual reported income tax expense, with the output value being based on the rounded income tax rate of 32.5% currently applicable to the Biofrontera Group:

in EUR thousands	31.12.2018	31.12.2017	31.12.2016
Consolidated earnings before tax	(19,269)	(16,102)	(10,579)
Expected income tax reimbursement at the tax rate of the parent company	6,252	5,226	3,433
Differences arising from different tax rates	(685)	586	215
Adjustment of deferred taxes due to tax rates
- from temporary differences	-	(121)	(145)
- from loss carryforwards	-	(1,014)	(251)

Tax increases due to non-deductible expenses	(100)	(646)	(238)
Changes in unrecognized deferred tax assets
- from active temporary differences	(895)	(194)	(241)
- from loss carryforwards	5,343	(4,161)	(2,529)
Other effects	475	323	(248)
Income taxes as per statement of comprehensive income	10,391	-	-